contingent liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Indemnification obligation
Contingent liabilities
Concentration of labour
Employees covered under the collective agreement (as a percent)	17.00%
Indemnification obligations
Indemnification obligation
Contingent liabilities	$ 0
Concentration of labour
Concentration of labour
Employees covered under the collective agreement (as a percent)	17.00%